Shareholder Fees (Vanguard Global Minimum Volatility Fund Retail)	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20